(WF WealthBuilder Conservative Allocation Portfolio)
Investment Objective
The Portfolio seeks current income with a secondary emphasis on capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "Reductions and Waivers of Sales Charges" on page 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WF WealthBuilder Conservative Allocation Portfolio)		WealthBuilder Conservative Allocation Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		1.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	[1]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WF WealthBuilder Conservative Allocation Portfolio)		WealthBuilder Conservative Allocation Portfolio
Management Fees		0.20%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.59%
Acquired Fund Fees and Expenses		0.53%
Total Annual Fund Operating Expenses	[1]	2.07%
Fee Waivers		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	2.03%
[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
[2]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Portfolio Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WF WealthBuilder Conservative Allocation Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
WealthBuilder Conservative Allocation Portfolio	353	785	1,243	2,511

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 176% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by allocating up to 25% of its assets to stock funds, up to 85% of its assets to bond funds and up to 10% of its assets to alternative investment strategy funds.

As of July 31, 2012, the Portfolio's neutral allocation was 19% to stock funds, 76% to bond funds and 5% to alternative investment strategy funds. We may change the Portfolio's neutral allocation throughout the year. The Portfolio's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a highly diversified investment, consisting of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. Stock holdings are diversified across a wide range of stock fund styles including large company growth, large company value, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following long-short, market neutral, or other tactical investment strategies.

We use proprietary asset allocation models to assist us in making allocation determinations. These proprietary asset allocation models utilize various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures. We use our Tactical Asset Allocation ("TAA") Model to allocate between stocks and bonds and our Tactical Equity Allocation ("TEA") Model to allocate across stock fund styles. Under normal circumstances, we use futures contracts to implement effective allocation changes recommended by the TAA Model. Changes to the effective allocation across stock fund styles recommended by the TEA Model are implemented both with futures contracts and buying and selling the underlying funds. The Portfolio does not physically reallocate its assets among investment styles when it uses futures contracts.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Alternative Investment Risk. Alternative investment strategies, such as investments in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies involve risks that may be different than those associated with more traditional investments.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The Portfolio's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Portfolio's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +8.10%

Lowest Quarter:  4th Quarter 2008 -7.55%

Year-to-date total return as of 6/30/2012 is +3.63%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (WF WealthBuilder Conservative Allocation Portfolio)	Inception Date of Share Class	1 Year	5 Years	Performance Since 9/30/2004
WealthBuilder Conservative Allocation Portfolio	Sep. 30, 2004	(0.89%)	2.72%	3.40%
WealthBuilder Conservative Allocation Portfolio (after taxes on distributions)	Sep. 30, 2004	(1.95%)	1.63%	2.41%
WealthBuilder Conservative Allocation Portfolio (after taxes on distributions and the sale of Fund Shares)	Sep. 30, 2004	(0.28%)	1.73%	2.37%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25%)	3.80%
WealthBuilder Conservative Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)		6.89%	5.42%	5.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF WealthBuilder Moderate Balanced Portfolio)
Investment Objective
The Portfolio seeks a combination of current income and capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "Reductions and Waivers of Sales Charges" on page 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WF WealthBuilder Moderate Balanced Portfolio)		WealthBuilder Moderate Balanced Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		1.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	[1]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WF WealthBuilder Moderate Balanced Portfolio)		WealthBuilder Moderate Balanced Portfolio
Management Fees		0.20%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.59%
Acquired Fund Fees and Expenses		0.59%
Total Annual Fund Operating Expenses	[1]	2.13%
Fee Waivers		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	2.09%
[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
[2]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Portfolio Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WF WealthBuilder Moderate Balanced Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
WealthBuilder Moderate Balanced Portfolio	359	803	1,273	2,572

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 145% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by allocating up to 50% of its assets to stock funds, up to 70% of its assets to bond funds and up to 10% of its assets to alternative investment strategy funds.

As of July 31, 2012, the Portfolio's neutral allocation was 38% to stock funds, 57% to bond funds and 5% to alternative investment strategy funds. We may change the Portfolio's neutral allocation throughout the year. The Portfolio's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a highly diversified investment, consisting of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. Stock holdings are diversified across a wide range of stock fund styles including large company growth, large company value, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following long-short, market neutral, or other tactical investment strategies.

We use proprietary asset allocation models to assist us in making allocation determinations. These proprietary asset allocation models utilize various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures. We use our Tactical Asset Allocation ("TAA") Model to allocate between stocks and bonds and our Tactical Equity Allocation ("TEA") Model to allocate across stock fund styles. Under normal circumstances, we use futures contracts to implement effective allocation changes recommended by the TAA Model. Changes to the effective allocation across stock fund styles recommended by the TEA Model are implemented both with futures contracts and buying and selling the underlying funds. The Portfolio does not physically reallocate its assets among investment styles when it uses futures contracts.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Alternative Investment Risk. Alternative investment strategies, such as investments in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies involve risks that may be different than those associated with more traditional investments.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The Portfolio's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Portfolio's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +12.57%

Lowest Quarter:  4th Quarter 2008 -14.27%

Year-to-date total return as of 6/30/2012 is +5.28%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (WF WealthBuilder Moderate Balanced Portfolio)	Inception Date of Share Class	1 Year	5 Years	Performance Since 9/30/2004
WealthBuilder Moderate Balanced Portfolio	Sep. 30, 2004	(3.27%)	1.02%	3.14%
WealthBuilder Moderate Balanced Portfolio (after taxes on distributions)	Sep. 30, 2004	(3.87%)	0.18%	2.37%
WealthBuilder Moderate Balanced Portfolio (after taxes on distributions and the sale of Fund Shares)	Sep. 30, 2004	(2.10%)	0.41%	2.28%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25%)	3.80%
Wealthbuilder Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		5.84%	4.20%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF WealthBuilder Growth Balanced Portfolio)
Investment Objective
The Portfolio seeks a combination of capital appreciation and current income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "Reductions and Waivers of Sales Charges" on page 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WF WealthBuilder Growth Balanced Portfolio)		WealthBuilder Growth Balanced Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		1.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	[1]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WF WealthBuilder Growth Balanced Portfolio)		WealthBuilder Growth Balanced Portfolio
Management Fees		0.20%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.59%
Acquired Fund Fees and Expenses		0.68%
Total Annual Fund Operating Expenses	[1]	2.22%
Fee Waivers		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	2.18%
[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
[2]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Portfolio Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WF WealthBuilder Growth Balanced Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
WealthBuilder Growth Balanced Portfolio	368	830	1,318	2,663

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 131% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by allocating up to 80% of its assets to stock funds, up to 50% of its assets to bond funds and up to 10% of its assets to alternative investment strategy funds.

As of July 31, 2012, the Portfolio's neutral allocation was 62% to stock funds, 33% to bond funds and 5% to alternative investment strategy funds. We may change the Portfolio's neutral allocation throughout the year. The Portfolio's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a highly diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles including large company growth, large company value, small company and international. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following long-short, market neutral, or other tactical investment strategies.

We use proprietary asset allocation models to assist us in making allocation determinations. These proprietary asset allocation models utilize various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures. We use our Tactical Asset Allocation ("TAA") Model to allocate between stocks and bonds and our Tactical Equity Allocation ("TEA") Model to allocate across stock fund styles. Under normal circumstances, we use futures contracts to implement effective allocation changes recommended by the TAA Model. Changes to the effective allocation across stock fund styles recommended by the TEA Model are implemented both with futures contracts and buying and selling the underlying funds. The Portfolio does not physically reallocate its assets among investment styles when it uses futures contracts.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Alternative Investment Risk. Alternative investment strategies, such as investments in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies involve risks that may be different than those associated with more traditional investments.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The Portfolio's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Portfolio's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +18.29%

Lowest Quarter:  4th Quarter 2008 -22.37%

Year-to-date total return as of 6/30/2012 is +7.31%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (WF WealthBuilder Growth Balanced Portfolio)	Inception Date of Share Class	1 Year	5 Years	10 Years
WealthBuilder Growth Balanced Portfolio	Oct. 01, 1997	(6.04%)	(1.26%)	2.19%
WealthBuilder Growth Balanced Portfolio (after taxes on distributions)	Oct. 01, 1997	(6.38%)	(2.05%)	1.45%
WealthBuilder Growth Balanced Portfolio (after taxes on distributions and the sale of Fund Shares)	Oct. 01, 1997	(3.90%)	(1.43%)	1.55%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25%)	2.92%
WealthBuilder Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		4.39%	2.49%	4.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF WealthBuilder Growth Allocation Portfolio)
Investment Objective
The Portfolio seeks capital appreciation with a secondary emphasis on current income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "Reductions and Waivers of Sales Charges" on page 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WF WealthBuilder Growth Allocation Portfolio)		WealthBuilder Growth Allocation Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		1.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	[1]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WF WealthBuilder Growth Allocation Portfolio)		WealthBuilder Growth Allocation Portfolio
Management Fees		0.20%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.62%
Acquired Fund Fees and Expenses		0.72%
Total Annual Fund Operating Expenses	[1]	2.29%
Fee Waivers		0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	2.22%
[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
[2]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Portfolio Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WF WealthBuilder Growth Allocation Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
WealthBuilder Growth Allocation Portfolio	372	848	1,351	2,731

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by allocating up to 95% of its assets to stock funds, up to 35% of its assets to bond funds and up to 10% of its assets to alternative investment strategy funds.

As of July 31, 2012, the Portfolio's neutral allocation was 76% to stock funds, 19% to bond funds and 5% to alternative investment strategy funds. We may change the Portfolio's neutral allocation throughout the year. The Portfolio's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a highly diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles including large company growth, large company value, small company and international. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following long-short, market neutral, or other tactical investment strategies.

We use proprietary asset allocation models to assist us in making allocation determinations. These proprietary asset allocation models utilize various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures. We use our Tactical Asset Allocation ("TAA") Model to allocate between stocks and bonds and our Tactical Equity Allocation ("TEA") Model to allocate across stock fund styles. Under normal circumstances, we use futures contracts to implement effective allocation changes recommended by the TAA Model. Changes to the effective allocation across stock fund styles recommended by the TEA Model are implemented both with futures contracts and buying and selling the underlying funds. The Portfolio does not physically reallocate its assets among investment styles when it uses futures contracts.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Alternative Investment Risk. Alternative investment strategies, such as investments in real estate, commodities, foreign currency, natural resources, precious metals, and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies involve risks that may be different than those associated with more traditional investments.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The Portfolio's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Portfolio's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +20.30%

Lowest Quarter:  4th Quarter 2008 -25.50%

Year-to-date total return as of 6/30/2012 is +8.09%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (WF WealthBuilder Growth Allocation Portfolio)	Inception Date of Share Class	1 Year	5 Years	Performance Since 9/30/2004
WealthBuilder Growth Allocation Portfolio	Sep. 30, 2004	(7.41%)	(2.48%)	2.10%
WealthBuilder Growth Allocation Portfolio (after taxes on distributions)	Sep. 30, 2004	(7.61%)	(2.99%)	1.61%
WealthBuilder Growth Allocation Portfolio (after taxes on distributions and the sale of Fund Shares)	Sep. 30, 2004	(4.79%)	(2.30%)	1.59%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25%)	3.80%
WealthBuilder Growth Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)		3.45%	1.36%	4.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF WealthBuilder Equity Portfolio)
Investment Objective
The Portfolio seeks long-term capital appreciation with no emphasis on income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "Reductions and Waivers of Sales Charges" on page 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WF WealthBuilder Equity Portfolio)		WealthBuilder Equity Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		1.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	[1]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WF WealthBuilder Equity Portfolio)		WealthBuilder Equity Portfolio
Management Fees		0.20%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.65%
Acquired Fund Fees and Expenses		0.82%
Total Annual Fund Operating Expenses	[1]	2.42%
Fee Waivers		0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	2.32%
[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
[2]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Portfolio Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WF WealthBuilder Equity Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
WealthBuilder Equity Portfolio	382	884	1,412	2,858

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by investing at least 80% of the Portfolio's net assets in equity securities (through investments in Underlying Funds). The Portfolio is a diversified equity investment that consists of mutual funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company growth, large company value, small company and international. The Portfolio's allocation across equity styles is not model-driven and remains constant.

Depending on market conditions, some equity asset classes will perform better than others. The Portfolio's broad diversification across equity styles helps to reduce the overall impact of poor performance in any one equity asset class.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The Portfolio's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Portfolio's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +20.19%

Lowest Quarter:  4th Quarter 2008 -24.40%

Year-to-date total return as of 6/30/2012 is +7.31%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (WF WealthBuilder Equity Portfolio)	Inception Date of Share Class	1 Year	5 Years	10 Years
WealthBuilder Equity Portfolio	Oct. 01, 1997	(8.98%)	(3.59%)	0.98%
WealthBuilder Equity Portfolio (after taxes on distributions)	Oct. 01, 1997	(8.98%)	(4.11%)	0.65%
WealthBuilder Equity Portfolio (after taxes on distributions and the sale of Fund Shares)	Oct. 01, 1997	(5.84%)	(3.10%)	0.80%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WF WealthBuilder Tactical Equity Portfolio)
Investment Objective
The Portfolio seeks long-term capital appreciation with no emphasis on income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "Reductions and Waivers of Sales Charges" on page 52 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WF WealthBuilder Tactical Equity Portfolio)		WealthBuilder Tactical Equity Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		1.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	[1]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WF WealthBuilder Tactical Equity Portfolio)		WealthBuilder Tactical Equity Portfolio
Management Fees		0.20%
Distribution (12b-1) Fees		0.75%
Other Expenses		0.61%
Acquired Fund Fees and Expenses		0.77%
Total Annual Fund Operating Expenses	[1]	2.33%
Fee Waivers		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1][2]	2.27%
[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
[2]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Portfolio Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WF WealthBuilder Tactical Equity Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
WealthBuilder Tactical Equity Portfolio	377	861	1,371	2,771

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by investing at least 80% of the Portfolio's net assets in equity securities (through investment in Underlying Funds). The Portfolio is a diversified equity investment that consists of mutual funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company growth, large company value, small company, and international.

We use proprietary asset allocation models to assist us in making allocation determinations. These proprietary asset allocation models utilize various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures. We use our Tactical Equity Allocation ("TEA") Model to allocate across stock fund styles. Changes to the effective allocation across stock fund styles are implemented both with futures contracts and buying and selling the underlying funds.

Depending on market conditions, some equity asset classes will perform better than others. The Portfolio's broad diversification across equity styles and the use of the TEA Model helps to reduce the overall impact of poor performance in any one equity asset class.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. The Portfolio's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Portfolio's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009 +22.95%

Lowest Quarter:  4th Quarter 2008 -25.88%

Year-to-date total return as of 6/30/2012 is +8.71%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (WF WealthBuilder Tactical Equity Portfolio)	Inception Date of Share Class	1 Year	5 Years	10 Years
WealthBuilder Tactical Equity Portfolio	Oct. 01, 1997	(6.12%)	(3.12%)	2.39%
WealthBuilder Tactical Equity Portfolio (after taxes on distributions)	Oct. 01, 1997	(6.12%)	(3.71%)	2.02%
WealthBuilder Tactical Equity Portfolio (after taxes on distributions and the sale of Fund Shares)	Oct. 01, 1997	(3.98%)	(2.74%)	1.99%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.